Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended								12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥) ReportingUnit Segment Customer	Dec. 31, 2022 USD ($) ReportingUnit Segment Customer	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2020 CNY (¥)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 30, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Jan. 01, 2022 USD ($)	Dec. 21, 2020 USD ($)	Mar. 29, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Negative cashflows from operations									¥ 70,569	$ 10,232	¥ 5,951,847	¥ 5,411,071
Accumulated deficit					¥ 46,498,897				46,498,897		47,163,773					$ 6,741,706
Unused credit lines					1,635,644				1,635,644		2,754,099					237,146
Working capital deficit					¥ 14,344,383				14,344,383							$ 2,079,740
Net loss									(117,776)	(17,076)	(6,108,533)	(7,007,153)
Issuance of ordinary shares upon follow-on offering									0	0	500,380	4,457,007
Proceeds from issuance of convertible senior notes, net of issuance costs									¥ 3,448,551	$ 499,993	632,369	5,150,888
Renminbi ("RMB") to per one U.S. dollar exchange rate					6.8972				6.8972							6.8972
Debt instrument, face amount					¥ 17,985,817				¥ 17,985,817		13,402,897					$ 2,607,698
Revenue remaining performance obligation					3,465,946				3,465,946							502,515
Cash, cash equivalents, restricted cash and short-term investments					7,929,821				¥ 7,929,821							1,149,715
Amortization period of produced content									10 years	10 years
Number of reporting unit | ReportingUnit									1	1
Contract assets allowance for credit losses					12,409				¥ 12,409		14,721					1,799
Balances of contract liabilities					5,053,031				5,053,031		¥ 4,416,413					732,621
Revenue recognition of contract liability									3,398,774	$ 492,776
Longest expected length of revenue contracts											1 year
Advertising expenses									1,809,118	$ 262,297	¥ 2,383,257	2,304,782
Cash, cash equivalents, restricted cash and long-term restricted cash					7,861,556				¥ 7,861,556		¥ 3,074,864	¥ 10,940,512				1,139,818
Depreciation percentage									8.23%	8.23%
Number of operating segment | Segment									1	1
Accounts Receivable and Contract Assets
Summary Of Significant Accounting Policies [Line Items]
Number of customer accounting for more than ten percent of the total accounts receivable and contract asset balance | Customer									0	0	0
China | PRC Subsidiaries | Earliest Tax Year
Summary Of Significant Accounting Policies [Line Items]
Tax years remain open to examination by respective taxing jurisdictions									2017	2017
China | PRC Subsidiaries | Latest Tax Year
Summary Of Significant Accounting Policies [Line Items]
Tax years remain open to examination by respective taxing jurisdictions									2022	2022
China | Maximum | PRC Subsidiaries
Summary Of Significant Accounting Policies [Line Items]
Time period that tax authorities could conduct examinations of entity's tax filings									5 years	5 years
Credit Concentration Risk | Accounts Receivable and Contract Assets | Single Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration risk by percentage									10.00%	10.00%	10.00%
Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets					1,490,656				¥ 1,490,656		¥ 1,591,152					216,125
Contract assets allowance for credit losses					12,409				¥ 12,409		¥ 14,721					1,799
Licensed Copyrights
Summary Of Significant Accounting Policies [Line Items]
Content assets amortization period cap									10 years	10 years
ASU 2020-06
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit																		¥ (772,123)	$ (111,947)
Net loss									¥ 3,298	$ 57,023
Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Issuance of ordinary shares upon follow-on offering			¥ 3,448,600	$ 500,000
Private Placement
Summary Of Significant Accounting Policies [Line Items]
Gross proceeds from issuance of private placement							¥ 1,807,200	$ 285,000
2025 Convertible Senior Notes
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, face amount																1,200,000					$ 1,200,000
Convertible Senior Notes
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of convertible senior notes, net of issuance costs					¥ 3,448,600	$ 500,000
Convertible Senior Notes | Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Issuance of ordinary shares upon follow-on offering			¥ 3,448,600	$ 500,000
2026 Convertible Senior Notes
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, face amount																900,000				$ 800,000
2026 Convertible Senior Notes | Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Debt instrument redeemed amount	¥ 2,345,000	$ 340,000
2028 Convertible Senior Notes
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, face amount																$ 600,000	$ 500,000
2028 Convertible Senior Notes | Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, face amount	¥ 4,138,300												$ 600,000
PAG Convertible Senior Notes
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, face amount																	$ 500,000
PAG Convertible Senior Notes | Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, face amount														¥ 344,900	$ 50,000